DEFERRED RD OBLIGATIONS - PARTICIPATION AGREEMENTS (Details Narrative)	2 Months Ended	12 Months Ended		21 Months Ended
	May 31, 2021 USD ($)	Dec. 31, 2022 USD ($) integer shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Number Of License Co-development Participation Agreements | integer		21
Revenue Share		44.78%
Proceeds From Sales As Future Revenues	$ 2,985,000	$ 2,985,000
Warrants Issued And Sold | shares		106,315
Warrants Issued And, Value		$ 953,897
Deferred Revenue		$ 2,031,103
Annual Rate Of Dividends		0.00%	0.00%
Research And Development Expense		$ 774,025	$ 555,745
Revenue Share Minimum Percentage		140.00%
Revenue Share Minimum Percentage		30.00%
Buy-back Premium Percentage Pre-18 Mos.		40.00%
Buy-back Premium Percentage Post-18 Mos.		50.00%
R&D obligation		$ 701,331	1,475,357	$ 1,475,357
Contra R&D expense related to personnel and third-party expenses		193,610	150,805
R&D obligation attributed to a related party		$ 175,427	$ 369,037	369,037
Minimum [Member]
Volatilities Rate		129.13%
Discount Rates		0.26%
Maximum [Member]
Volatilities Rate		154.26%
Discount Rates		0.87%
HEP Investments, LLC
Proceeds From Loans		$ 265,000		$ 9,000
MKY MTS LLC
Proceeds From Loans		45,000
Strome
Proceeds From Loans		$ 500,000